Quarterly Financial Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 01, 2015	Nov. 02, 2014	Aug. 03, 2014	May 04, 2014	Feb. 02, 2014	Nov. 03, 2013	Aug. 04, 2013	May 05, 2013	Feb. 01, 2015	Feb. 02, 2014 Location	Feb. 03, 2013 Location
Quarterly Financial Information Disclosure [Abstract]
Number of locations opened										8	5
Pre-opening costs incurred	$ 1,559	$ 3,650	$ 1,848	$ 2,444	$ 1,865	$ 2,333	$ 1,970	$ 872	$ 9,501	$ 7,040	$ 3,060
Loss on debt retirement		$ 1,592	$ 25,986						$ 27,578